Asset Management Fund - U.S. Government Mortgage Fund | U.S. Government Mortgage Fund
U.S. Government Mortgage Fund
Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Asset Management Fund - U.S. Government Mortgage Fund U.S. Government Mortgage Fund
Management Fees	[1]	0.25%
12b-1 Fees		0.15%
Other Expenses	[2]	0.38%
Total Fund Operating Expenses		0.78%
Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.75%
[1]	Pursuant to the terms of the Advisory Agreement, the Adviser is contractually obligated to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds an annual rate of 0.75%. Any amendment to the Advisory Agreement must be approved by the Board.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Asset Management Fund - U.S. Government Mortgage Fund U.S. Government Mortgage Fund	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether shares of the Fund are a permissible investment under applicable state law.

The Fund will invest exclusively in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments and other money market instruments for temporary defensive purposes. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 6-Year U.S. Treasury Note.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OCC Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OCC. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk involves the risk that, during periods of declining interest rates, mortgagors may prepay their mortgages more quickly than expected thereby reducing the mortgage-backed securities’ potential price appreciation. Extension risk is the risk that, during periods of rising interest rates, mortgagors may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. Among other things, this statute has brought about a number of changes that impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, replaces the definition of investment grade used by Financial Institutions with a more subjective standard and requires more stringent risk-based capital levels, and may therefore impact the permissible investments of the Fund. Additional issues may arise as more regulations are implemented pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Valuation Risk.     Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31 Ticker Symbol: ASMTX

During the period shown in the bar chart, the highest return for a calendar quarter was 3.80% (quarter ended 6/30/10) and the lowest return for a calendar quarter was -4.77% (quarter ended 9/30/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2012, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Asset Management Fund - U.S. Government Mortgage Fund U.S. Government Mortgage Fund	Label		1 Year	5 Years	10 Years
(after taxes on distributions)	U.S. Government Mortgage Fund (after taxes on distributions)	[1]	1.98%	(0.59%)	0.73%
(after taxes on distributions and redemptions)	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	[1]	1.79%	(0.18%)	1.01%
(before taxes)	U.S. Government Mortgage Fund (before taxes)		2.75%	0.63%	2.17%
Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index	[2]	2.60%	5.77%	5.10%
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.